ALBRIGHT & BLUM, P. C.
                                ATTORNEYS AT LAW

                       17337 Ventura Boulevard, Suite 208
                            Encino, California 91316
                     Ph. (818) 789-0779 o Fax (818) 235-0134
                              www.albrightblum.com

                                  June 7, 2007

VIA EDGAR & FEDERAL EXPRESS

Maureen Bauer, Staff Accountant, Div. Of Corp. Finance
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
450 Fifth Street N.W.
Washington, D.C.  20549

Re:      Aftersoft Group, Inc.,  (the "Company")
         First Amendment to Registration Statement on Form SB-2
         ("First Amendment")
         Original Filing Date of Form SB-2: February 16, 2007
         SEC File No. SB-2: 333-1140758

Dear Ms. Bauer:

I am in receipt of a copy of the Commission's February 22, 2007 comment letter addressed to me regarding the Company's filing of its First Amendment. That letter indicated that the Commission would not engage in a review of that filing unless and until comments set forth in the Commission's April 6, 2006 comment were addressed and resolved. Following that, the Commission requested that the Company file the First Amendment and that it contain updated financial statements.

With regard to the Commissions' April 6, 2006, comments regarding the Company's Form 8-K and related Form 10-K, we reference the Commission's correspondence of April 24, 2007, which confirmed that the Commission had completed it's review of those two Forms and had no further comments. With the comments regarding the Company's Form 8-K and Form 10-K having been resolved, the Company submits the enclosed First Amendment for the Commission's review.

As required, we are enclosing three (3) clean hard copies of the First Amendment, with exhibits and three (3) complete redlined copies of same, without exhibits. The redlined copies are marked to show the changes from the original filing. Please be aware that deletions are strike out and inserts are underlined or double underlined and are displayed in a different color of ink.

Please be aware that the Commission's comment letter of February 22, 2007, contained only one comment with regard to the Company's Registration Statement on Form SB-2. The Commission required the Company to provide updated financial information.

ALBRIGHT & BLUM, P.C.
Ms. Maureen Bauer
June 7, 2007
Page 2


The First Amendment filed herewith contains the requested updated financial information. All other changes merely reflect updates and changes that either track the updated financial information or disclose the change of other relevant information.

We look forward to the Commission's response to this filing.


                                            Sincerely,

                                            /S/ L. STEPHEN ALBRIGHT
                                            -----------------------
                                            L. STEPHEN ALBRIGHT


enclosures

c:       Mr. Ian Warwick @ Aftersoft Group, Inc., w/encls
         Mr. Linden Boyne @ Aftersoft Group, Inc., w/encls